Provision For Tax, Civil And Labor Risks - Schedule of detailed information about changes In other provisions Labor Risk (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Provisions - Beggining balance	R$ 261,807
Provisions - Balance End	220,066	R$ 261,807
Deposits - Beginning balance	(333,577)	(319,433)
Deposits - Additions	2,542	19,691
Deposits - Ending balance	(337,255)	(333,577)
Labor provision [member]
Disclosure of other provisions [line items]
Provisions - Beggining balance	65,655	58,887
Provisions - Additions	45,983	44,172
Provisions - Reversals	(40,127)	(31,300)
Provisions - Payments	(14,611)	(10,096)
Provisions - Inflation adjustment	5,009	4,773
Provisions - Translation effects (other comprehensive income)	(338)	(781)
Provisions - Balance End	61,571	65,655
Deposits - Beginning balance	(9,338)	(7,925)
Deposits - Additions	(2,411)	(7,002)
Deposits - Reversals	6,282	5,862
Deposits - Inflation adjustment	(320)	(273)
Deposits - Ending balance	R$ (5,787)	R$ (9,338)